Average Annual Total Returns - 1290 Retirement 2030 Fund - Class I Shares	Mar. 01, 2021
Average Annual Return:
1 Year	6.74%
Since Inception	8.24%
Inception Date	Feb. 27, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	5.01%
Since Inception	7.13%
Inception Date	Feb. 27, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.70%
Since Inception	6.03%
Inception Date	Feb. 27, 2017